CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities :
Net income available for common shareholders	$ 9,876	$ 7,608	$ 6,996
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Provision for loan losses	0	1,120	3,125
Provision for depreciation and amortization of premises and equipment	1,543	1,412	1,270
Deferred tax benefit (expense)	1,950	(340)	(1,216)
Net securities gains	(829)	(2,294)	(1,458)
Gains on loans sold.	(437)	(511)	(417)
Proceeds from sale of mortgage loans held for sale	21,047	28,625	24,402
Funding of mortgage loans held for sale	(18,481)	(28,065)	(23,985)
Loss on other real estate owned.	308	1,317	948
Gain (loss) on sale of premises and equipment	38	(10)	0
Amortization of investment security premiums, net of accretion of discounts	1,312	3,526	2,094
Increase in cash surrender value of life insurance contracts	(497)	(705)	(717)
(Increase) decrease in Other assets	1,243	741	1,177
Increase (decrease) in Other liabilities	(287)	2,647	534
Total adjustments	6,910	7,463	5,757
Net cash provided by operating activities	16,786	15,071	12,753
Proceeds from sales of available-for-sale securities	137,150	421,346	140,580
Proceeds from maturities and calls of available-for-sale securities	44,908	68,673	106,270
Proceeds from maturities and calls of held-to-maturity securities	3,890	3,430	4,725
Purchases of investment securities available-for-sale	(189,436)	(521,837)	(323,222)
Net (increase) decrease in loans	(38,267)	(50,846)	38,031
Proceeds from sale of other real estate owned	2,378	1,810	1,683
Proceeds from sale of premises and equipment	799	0	0
Purchases of premises and equipment	(831)	(786)	(263)
Purchase of life insurance policies	(258)	(2,282)	(2,799)
Net cash used in investing activities	(39,667)	(80,492)	(34,995)
Net increase in deposits	24,488	76,419	64,604
Net increase in securities sold under agreements to repurchase	1,027	721	10,162
Payments to FHLB borrowings	(10,100)	(7,000)	(7,000)
Repurchase of common stock	(3,722)	(3,400)	(3,011)
Cash dividends paid on common stock	$ (3,800)	$ (3,944)	$ (1,991)
Net cash provided by financing activities	7,893	62,796	62,764
Increase (decrease) in cash and cash equivalents	(14,988)	(2,625)	40,522
Cash and cash equivalents at beginning of period	70,396	73,021	32,499
Cash and cash equivalents at end of period	55,408	70,396	73,021
Cash paid during the period for expenses
Interest on deposits and borrowed funds	2,816	3,717	5,235
Income taxes	2,072	860	1,143
Loans to facilitate sale of other real estate owned	1,905	1,774	0
Real estate acquired in settlement of loans	$ 312	$ 1,355	$ 1,375